SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2014
Accounting Policies [Abstract]
Schedule Of Foreign Currency Exchange Rates Used [Table Text Block]
The exchange rates applied are as follows:

1	Exchange rate
		2014	2013	2012
	RMB exchange rate at balance sheets dates,	6.1547	6.1439	6.3265
	Average RMB exchange rate for each period	6.1425	6.2363	6.3299

No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation. The source of the exchange rates is generated from OANDA (Forex Trading and Exchange Rates Services).

Property Plant and Equipment Estimated Useful Life [Table Text Block]
Estimated useful lives of property and equipment:

Useful Life
Property and improvements	20-35 years
Transportation equipment	5 years
Office equipment	5 years
Furniture	5 years
Electronic equipment	3-5 years

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
In October 2011, Kingtone Information is verified as a “high-technology enterprise” until 2014 and therefore it has benefited from the preferential tax rate of 15%.

	For the years ended September 30,
	2014	2013	2012
	US$(’000)	US$(’000)	US$(’000)
PRC federal statutory tax rate	25%	25%	25%
Loss before tax	(1)	(5,133)	(8,988)
Computed expected income tax expense	-	-	-
Non-deductible expenses	-	-	-
Effect of tax holidays	-	-	-
Income tax expenses	-	-	-

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
3	Credit risk

Financial instruments	For the years ended September 30,
	2014	2013
Financial institutions located in the PRC	$2,553,207	$4,011,070
Financial institutions located in Singapore	$1,608,556	$2,117,562
	$4,161,763	$6,128,632